Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities

Fair Value Measurements at December 31, 2015 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,536
Mortgage-backed securities - residential	481
Collateralized mortgage obligations	351
Total securities available for sale	$9,368

Loans held for sale	$889

Yield maintenance provisions (embedded derivatives)	$213

Interest rate lock commitments	$8

Financial Liabilities:
Interest-rate swaps	$213

Fair Value Measurements at December 31, 2014 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$2,936
State and municipal	886
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	5,011
Mortgage-backed securities - residential	727
Collateralized mortgage obligations	885
Total securities available for sale	$10,445

Loans held for sale	$1,672

Yield maintenance provisions (embedded derivatives)	$318

Interest rate lock commitments	$25

Financial Liabilities:
Interest-rate swaps	$318

Assets measured at fair value on a non-recurring basis

Fair Value Measurements at December 31, 2015 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$143
Real Estate:
Single-family residential	128
Multi-family residential	45
Commercial:
Non-owner occupied	2,215
Owner occupied	213
Land	245
Total impaired loans	$2,989

Fair Value Measurements at December 31, 2014 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$157
Real Estate:
Single-family residential	123
Multi-family residential	-
Commercial:
Non-owner occupied
Owner occupied	225
Land	289
Total impaired loans	$794

Financial instruments measured at fair value on a non-recurring basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2015:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$143	Comparable sales approach	Adjustment for differences between the comparable market transactions	1.10%
Commercial real estate:
Single-family residential	128	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-1.23% , 4.63%) -.17%
Multi-family residential	45	Comparable sales approach	Adjustment for differences between the comparable market transactions	5.74%
Commercial:
Non-owner occupied	2,215	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.10%, 5.74%) 1.35%
Owner occupied	213	Comparable sales approach	Adjustment for differences between the comparable market transactions	-29.30%
Land	245	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-1.89%, 2.54%) .08%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2014:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$157	Income approach	Adjustments by management to reflect current discount rates	-16.00%
Commercial real estate:
Single -family residential	123	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.35%
Commercial:
Owner occupied	225	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.21%
Land	289	Comparable sales approach	Adjustment for differences between the comparable market transactions	8.10%

Aggregate fair value, contractual balance (including accrued interest) and gain or loss

	December 31, 2015	December 31, 2014

Aggregate fair value	$889	$1,672
Contractual balance	884	1,657
Gain (loss)	5	15

Amount of gains and losses from changes in fair value included in earnings

	2015	2014
Interest income	$56	$97
Interest expense	-	-
Change in fair value	(10)	-
Total change in fair value	$46	$97

Carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2015 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,895	$25,895	$-	$-	$25,895
Interest-bearing deposits in other financial institutions	-	-	-	-	-
Securities available for sale	9,368	-	9,368	-	9,368
Loans held for sale	889	-	889	-	889
Loans, net	297,064	-	-	295,498	295,498
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	831	1	21	809	831
Yield maintenance provisions (embedded derivatives)	213	-	213	-	213
Interest rate lock commitments	8	-	8	-	8

Financial liabilities
Deposits	$(290,467)	$(147,523)	$(143,236)	$-	$(290,759)
FHLB advances and other borrowings	(14,500)	-	(14,693)	-	(14,693)
Advances by borrowers for taxes and insurance	(656)	-	-	(656)	(656)
Subordinated debentures	(5,155)	-	(2,269)	-	(2,269)
Accrued interest payable	(44)	-	(44)	-	(44)
Interest-rate swaps	(213)	-	(213)	-	(213)

The carrying amounts and estimated fair values of financial instruments at December 31, 2014 were as follows:

	Fair Value Measurements at December 31, 2014 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$28,207	$28,207	$-	$-	$28,207
Interest-bearing deposits in other financial institutions	494	494	-	-	494
Securities available for sale	10,445	-	10,445	-	10,445
Loans held for sale	1,672	-	1,672	-	1,672
Loans, net	257,085	-	-	257,333	257,333
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	780	2	32	746	780
Yield maintenance provisions (embedded derivatives)	318	-	318	-	318
Interest rate lock commitments	25	-	25	-	25

Financial liabilities
Deposits	$(258,315)	$(121,132)	$(137,700)	$-	$(258,832)
FHLB advances and other borrowings	(14,500)	-	(14,663)	-	(14,663)
Advances by borrowers for taxes and insurance	(401)	-	-	(401)	(401)
Subordinated debentures	(5,155)	-	(2,536)	-	(2,536)
Accrued interest payable	(48)	-	(48)	-	(48)
Interest-rate swaps	(318)	-	(318)	-	(318)